RESTRUCTURING COSTS AND OTHER CHARGES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Total	$ 6,895	$ 0	$ 0
Employee termination costs [Member]
Restructuring Cost and Reserve [Line Items]
Total	1,405
Contract termination [Member]
Restructuring Cost and Reserve [Line Items]
Total	121
Intangible assets write-off [Member]
Restructuring Cost and Reserve [Line Items]
Total	5,369
Cost of revenue [Member]
Restructuring Cost and Reserve [Line Items]
Total	55
Cost of revenue [Member] | Employee termination costs [Member]
Restructuring Cost and Reserve [Line Items]
Total	29
Cost of revenue [Member] | Contract termination [Member]
Restructuring Cost and Reserve [Line Items]
Total	26
Cost of revenue [Member] | Intangible assets write-off [Member]
Restructuring Cost and Reserve [Line Items]
Total	0
Research and development [Member]
Restructuring Cost and Reserve [Line Items]
Total	4,078
Research and development [Member] | Employee termination costs [Member]
Restructuring Cost and Reserve [Line Items]
Total	676
Research and development [Member] | Contract termination [Member]
Restructuring Cost and Reserve [Line Items]
Total	17
Research and development [Member] | Intangible assets write-off [Member]
Restructuring Cost and Reserve [Line Items]
Total	3,385
Selling and marketing [Member]
Restructuring Cost and Reserve [Line Items]
Total	2,515
Selling and marketing [Member] | Employee termination costs [Member]
Restructuring Cost and Reserve [Line Items]
Total	495
Selling and marketing [Member] | Contract termination [Member]
Restructuring Cost and Reserve [Line Items]
Total	36
Selling and marketing [Member] | Intangible assets write-off [Member]
Restructuring Cost and Reserve [Line Items]
Total	1,984
General and administrative [Member]
Restructuring Cost and Reserve [Line Items]
Total	247
General and administrative [Member] | Employee termination costs [Member]
Restructuring Cost and Reserve [Line Items]
Total	205
General and administrative [Member] | Contract termination [Member]
Restructuring Cost and Reserve [Line Items]
Total	42
General and administrative [Member] | Intangible assets write-off [Member]
Restructuring Cost and Reserve [Line Items]
Total	$ 0